Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

21. Supplemental Cash Flow Information

The following table provides supplemental cash flow information (dollars in thousands):

	Year Ended December 31,
	2021	2020
Cash interest paid	$3,732	$5,366

Significant non-cash financing and investing activities:
Exchange of Seller’s 1.5 Lien Notes for HYMC common stock	—	160,254
Exchange of Seller’s 1.25 Lien Notes for Subordinated Notes	—	80,000
Exchange of Seller’s 1.25 Lien Notes for HYMC common stock	—	48,459
Write-off of Seller’s debt issuance costs	—	8,202
Increase in debt from in-kind interest	11,425	—
Plant, equipment, and mine development additions included in Accounts payable and accrued liabilities	538	1,229
Accrual of deferred financing and equity issuance costs	—	94
Liability based restricted stock units transferred to equity	765	—